Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Share-based compensation	SFr 1,685,965	SFr 2,298,933	SFr 800,188
Equity sharing certificate plan
Share-based compensation
Share-based compensation	37,776	77,336	28,588
Share purchase plan
Share-based compensation
Share-based compensation	45,593	38,296	34,821
Share option plans
Share-based compensation
Share-based compensation	1,602,596	2,183,301	736,779
Research and development expenses
Share-based compensation
Share-based compensation	433,536	880,982	511,789
General and administration expenses
Share-based compensation
Share-based compensation	SFr 1,252,429	SFr 1,417,951	SFr 288,399